Note 18 - Segment and Geographic Information (Details) (Europe, Asia and Asia/Pacific [Member])	12 Months Ended
Dec. 31, 2013
Europe, Asia and Asia/Pacific [Member]
Note 18 - Segment and Geographic Information (Details) [Line Items]
Number of Operating Segments	1